Hawaiian Tax-Free Trust

Schedule of Investments

December 31, 2021

(unaudited)

Principal Amount	General Obligation Bonds (37.6%)	Ratings Moody's, S&P and Fitch	Value	(a)
	City & County (24.2%)
	City and County of Honolulu, Hawaii, Series A
$1,000,000	5.000%, 10/01/23	Aa1/NR/AA+	$1,081,880
3,000,000	5.000%, 10/01/25	Aa1/NR/AA+	3,499,890
5,055,000	5.000%, 10/01/26	Aa1/NR/AA+	5,876,842
1,735,000	5.000%, 10/01/29	Aa1/NR/AA+	2,012,184
1,300,000	5.000%, 10/01/35	Aa1/NR/AA+	1,495,702
1,000,000	5.000%, 10/01/36	Aa1/NR/AA+	1,149,740

	City and County of Honolulu, Hawaii, Series 2018A
1,130,000	5.000%, 09/01/32	Aa1/NR/AA+	1,415,404

	City and County of Honolulu, Hawaii, Series 2019A, Rail Transit Project
1,500,000	5.000%, 09/01/25	Aa1/NR/AA+	1,744,965
1,060,000	5.000%, 09/01/26	Aa1/NR/AA+	1,272,360

	City and County of Honolulu, Hawaii, Series 2020A, Rail Transit Project
500,000	4.000%, 09/01/36	Aa1/NR/AA+	599,640
640,000	4.000%, 09/01/39	Aa1/NR/AA+	760,538
500,000	4.000%, 09/01/40	Aa1/NR/AA+	593,245

	City and County of Honolulu, Hawaii, Series 2021A
1,405,000	4.000%, 07/01/34	Aa1/NR/AA+	1,748,986
6,430,000	4.000%, 07/01/36	Aa1/NR/AA+	7,907,293

	City and County of Honolulu, Hawaii, Series B
2,040,000	5.000%, 10/01/26	Aa1/NR/AA+	2,371,663
5,000,000	4.000%, 11/01/27	Aa1/NR/AA+	5,151,100
5,000,000	4.500%, 11/01/28	Aa1/NR/AA+	5,170,800
4,000,000	4.500%, 11/01/29	Aa1/NR/AA+	4,136,320

	City and County of Honolulu, Hawaii, Series 2018B
5,000,000	5.000%, 09/01/24	Aa1/NR/AA+	5,611,700

	City and County of Honolulu, Hawaii, Series 2019B, Rail Transit Project
1,095,000	4.000%, 09/01/24	Aa1/NR/AA+	1,200,021
1,175,000	3.000%, 09/01/25	Aa1/NR/AA+	1,281,784

	City and County of Honolulu, Hawaii, Series 2020B, Rail Transit Project
5,020,000	5.000%, 03/01/31	Aa1/NR/AA+	6,540,407

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	City & County (continued)
	City and County of Honolulu, Hawaii, Series C
$2,860,000	5.000%, 10/01/23	Aa1/NR/AA+	$3,094,177
2,745,000	5.000%, 10/01/26	Aa1/NR/AA+	3,191,282
2,095,000	5.000%, 10/01/27	Aa1/NR/AA+	2,435,605
4,510,000	5.000%, 10/01/28	Aa1/NR/AA+	5,232,322
575,000	5.000%, 10/01/29	Aa1/NR/AA+	666,862

	City and County of Honolulu, Hawaii, Series 2019C
1,075,000	4.000%, 08/01/26	Aa1/NR/AA+	1,238,647
1,020,000	4.000%, 08/01/29	Aa1/NR/AA+	1,244,165
3,000,000	4.000%, 08/01/36	Aa1/NR/AA+	3,581,100
1,525,000	4.000%, 08/01/43	Aa1/NR/AA+	1,797,853

	City and County of Honolulu, Hawaii, Series 2020C
2,000,000	4.000%, 07/01/36	Aa1/NR/AA+	2,413,920
1,000,000	3.000%, 07/01/37	Aa1/NR/AA+	1,107,780
1,000,000	4.000%, 07/01/39	Aa1/NR/AA+	1,195,560

	City and County of Honolulu, Hawaii, Series E, Crossover Refunding
1,820,000	5.000%, 09/01/29	Aa1/NR/AA+	2,237,326

	City and County of Honolulu, Hawaii, Series 2020F
175,000	5.000%, 07/01/33	Aa1/NR/AA+	228,855
1,250,000	5.000%, 07/01/35	Aa1/NR/AA+	1,626,750

	County of Hawaii, Series A
1,500,000	5.000%, 09/01/25	Aa2/AA/NR	1,744,965

	County of Hawaii, 2016-Series A
1,020,000	4.000%, 09/01/35	Aa2/AA/NR	1,136,627

	County of Hawaii, 2017-Series A
2,365,000	5.000%, 09/01/27	Aa2/NR/AA+	2,876,360
1,970,000	5.000%, 09/01/28	Aa2/NR/AA+	2,383,582
4,175,000	5.000%, 09/01/29	Aa2/NR/AA+	5,049,579

	County of Hawaii, 2016-Series C
370,000	5.000%, 09/01/27	Aa2/AA/NR	435,187

	County of Hawaii, 2017-Series D
2,445,000	4.000%, 09/01/28	Aa2/NR/AA+	2,835,100
1,000,000	4.000%, 09/01/31	Aa2/NR/AA+	1,143,480

	County of Hawaii, 2020-Series A
1,050,000	5.000%, 09/01/25	Aa2/AA/AA+	1,221,476
2,000,000	5.000%, 09/01/29	Aa2/AA/AA+	2,598,360
2,250,000	5.000%, 09/01/31	Aa2/AA/AA+	2,970,900
1,000,000	5.000%, 09/01/37	Aa2/AA/AA+	1,301,530

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	City & County (continued)
	County of Kauai, Hawaii, 2017 Series
$250,000	4.000%, 08/01/22	Aa2/NR/AA	$255,528
300,000	3.000%, 08/01/24	Aa2/NR/AA	319,932
220,000	5.000%, 08/01/25	Aa2/NR/AA	255,022
235,000	5.000%, 08/01/26	Aa2/NR/AA	281,121
285,000	5.000%, 08/01/28	Aa2/NR/AA	350,579
825,000	2.500%, 08/01/29	Aa2/NR/AA	888,113
385,000	5.000%, 08/01/30	Aa2/NR/AA	471,344
200,000	4.000%, 08/01/32	Aa2/NR/AA	230,358
200,000	5.000%, 08/01/37	Aa2/NR/AA	241,638

	County of Kauai, Hawaii, 2021A Series
1,000,000	5.000%, 08/01/23	Aa2/NR/AA	1,074,070

	County of Maui, Hawaii
1,045,000	3.000%, 06/01/27	Aa1/AA+/AA+	1,080,269
2,000,000	3.000%, 06/01/28	Aa1/AA+/AA+	2,064,120

	County of Maui, Hawaii, Series 2014 Refunding
1,900,000	5.000%, 06/01/22	Aa1/AA+/AA+	1,937,905
1,015,000	5.000%, 06/01/23	Aa1/AA+/AA+	1,082,995
4,015,000	5.000%, 06/01/24	Aa1/AA+/AA+	4,464,439

	County of Maui, Hawaii, Series 2018
4,160,000	5.000%, 09/01/26	Aa1/AA+/AA+	5,008,266
5,060,000	5.000%, 09/01/30	Aa1/AA+/AA+	6,369,427

	County of Maui, Hawaii, Series 2020
800,000	3.000%, 03/01/31	Aa1/AA+/AA+	904,480
1,250,000	5.000%, 03/01/33	Aa1/AA+/AA+	1,621,075
1,275,000	5.000%, 03/01/34	Aa1/AA+/AA+	1,648,588

	County of Maui, Hawaii, Series 2021
1,000,000	5.000%, 03/01/34	Aa1/AA+/AA+	1,323,930

	County of Maui, Hawaii, Series 2021
1,000,000	4.000%, 03/01/37	Aa1/AA+/AA+	1,224,140
	Total City & County		152,709,153

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	State (13.4%)
	State of Hawaii, Series EL, Refunding
$2,045,000	5.000%, 08/01/23	Aa2/AA+/AA	$2,197,823

	State of Hawaii, Series EO
3,410,000	5.000%, 08/01/27	NR/AA+/AA	3,799,899
1,735,000	5.000%, 08/01/28	NR/AA+/AA	1,932,911
1,475,000	5.000%, 08/01/29	NR/AA+/AA	1,642,442

	State of Hawaii, Series EO, Refunding
3,195,000	5.000%, 08/01/30	Aa2/AA+/AA	3,558,591

	State of Hawaii, Series EP, Refunding
5,075,000	5.000%, 08/01/23	Aa2/AA+/AA	5,454,255
5,000,000	5.000%, 08/01/24	Aa2/AA+/AA	5,593,600

	State of Hawaii, Series ET
200,000	5.000%, 10/01/24	Aa2/AA+/AA	225,190

	State of Hawaii, Series EZ Refunding
2,085,000	5.000%, 10/01/26	Aa2/AA+/AA	2,431,590

	State of Hawaii, Series FB
6,225,000	5.000%, 04/01/27	Aa2/AA+/AA	7,363,677
2,255,000	4.000%, 04/01/29	Aa2/AA+/AA	2,561,049

	State of Hawaii, Series FG
1,265,000	5.000%, 10/01/28	Aa2/AA+/AA	1,519,657

	State of Hawaii, Series FH
825,000	5.000%, 10/01/25	Aa2/AA+/AA	962,808
4,055,000	5.000%, 10/01/28	Aa2/AA+/AA	4,871,312

	State of Hawaii, Series FH
6,460,000	4.000%, 10/01/30	Aa2/AA+/AA	7,426,933

	State of Hawaii, Series FN
2,515,000	5.000%, 10/01/29	Aa2/AA+/AA	3,098,505
1,215,000	5.000%, 10/01/31	Aa2/AA+/AA	1,490,659

	State of Hawaii, Series FT
10,100,000	5.000%, 01/01/29	Aa2/AA+/AA	12,531,777
1,680,000	5.000%, 01/01/30	Aa2/AA+/AA	2,072,246
4,100,000	5.000%, 01/01/33	Aa2/AA+/AA	5,046,157
1,095,000	5.000%, 01/01/38	Aa2/AA+/AA	1,341,342

	State of Hawaii, Series FW
3,000,000	5.000%, 01/01/24	Aa2/AA+/AA	3,278,880
4,000,000	4.000%, 01/01/25	Aa2/AA+/AA	4,426,680
	Total State		84,827,983
	Total General Obligation Bonds		237,537,136

Principal Amount	Revenue Bonds (40.8%)	Ratings Moody's, S&P and Fitch	Value	(a)
	Airport (3.5%)
	State of Hawaii Airport System Revenue Refunding, AMT
$1,500,000	5.000%, 07/01/23	A1/A+/A+	$1,552,500
3,000,000	5.000%, 07/01/45	A1/A+/A+	3,402,750

	State of Hawaii Airport System Revenue, Series A, AMT
4,000,000	5.000%, 07/01/29	A1/A+/A+	4,931,640
2,000,000	5.000%, 07/01/32	A1/A+/A+	2,441,620

	State of Hawaii Airport System Revenue, Series B
2,000,000	5.000%, 07/01/25	A1/A+/A+	2,307,200

	State of Hawaii Airport System Revenue Refunding , Series 2011, AMT
890,000	5.000%, 07/01/24	A1/A+/A+	915,668

	State of Hawaii Airport System Revenue, Series 2015A, AMT
2,000,000	5.000%, 07/01/41	A1/A+/A+	2,268,500

	State of Hawaii Airport System Revenue, Series 2020A, AMT
3,000,000	5.000%, 07/01/32	A1/A+/A+	3,832,470

	State of Hawaii Department of Transportation Airports Division Lease Revenue COP AMT
360,000	5.000%, 08/01/23	A2/A/A	386,190
	Total Airport		22,038,538

	Education (5.2%)
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Mid-Pacific Institute) Series 2020
340,000	4.000%, 01/01/28	NR/BBB+/NR	388,637
360,000	4.000%, 01/01/29	NR/BBB+/NR	417,002
270,000	4.000%, 01/01/32	NR/BBB+/NR	312,657
540,000	4.000%, 01/01/33	NR/BBB+/NR	624,154
435,000	3.000%, 01/01/34	NR/BBB+/NR	459,673
300,000	3.000%, 01/01/35	NR/BBB+/NR	316,377
280,000	3.000%, 01/01/36	NR/BBB+/NR	294,949

	University of Hawaii, Revenue Refunding, Medical School, Series E
1,695,000	5.000%, 10/01/25	Aa3/NR/AA	1,976,065
4,635,000	5.000%, 10/01/29	Aa3/NR/AA	5,526,820
3,825,000	5.000%, 10/01/31	Aa3/NR/AA	4,554,810

	University of Hawaii, Series B
1,055,000	4.000%, 10/01/23	Aa3/NR/AA	1,122,499
1,250,000	4.000%, 10/01/24	Aa3/NR/AA	1,371,938
1,125,000	5.000%, 10/01/25	Aa3/NR/AA	1,311,548
1,065,000	5.000%, 10/01/26	Aa3/NR/AA	1,237,754

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Education (continued)
	University of Hawaii, Series F
$1,595,000	5.000%, 10/01/25	Aa3/NR/AA	$1,859,483
1,335,000	5.000%, 10/01/29	Aa3/NR/AA	1,640,528
2,080,000	5.000%, 10/01/30	Aa3/NR/AA	2,553,262
2,690,000	5.000%, 10/01/31	Aa3/NR/AA	3,300,307

	University of Hawaii, 2017B, Refunding
1,000,000	3.000%, 10/01/28	Aa3/NR/AA	1,108,260

	University of Hawaii, 2020B, Refunding
230,000	5.000%, 10/01/23	Aa3/NR/AA	248,706

	University of Hawaii, 2020D, Refunding
2,000,000	4.000%, 10/01/33	Aa3/NR/AA	2,441,860
	Total Education		33,067,289

	Housing (0.3%)
	State of Hawaii Housing Finance and Development Corp., Iwilei Apartments, Series A
1,825,000	3.750%, 01/01/31 FHLMC Insured Liquidity Agreement	NR/AA+/NR	1,845,312

	Medical (7.3%)
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series A
200,000	5.000%, 07/01/22	A1/NR/AA-	204,740
1,000,000	5.000%, 07/01/24	A1/NR/AA-	1,067,990
685,000	5.000%, 07/01/25	A1/NR/AA-	730,511
1,355,000	5.000%, 07/01/27	A1/NR/AA-	1,443,969
280,000	5.000%, 07/01/28	A1/NR/AA-	298,385
20,000	5.500%, 07/01/43	A1/NR/AA-	21,421

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series A
3,895,000	6.000%, 07/01/33	A1/NR/AA-	4,219,492

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series B
225,000	5.000%, 07/01/30	A1/NR/AA-	239,774
415,000	5.125%, 07/01/31	A1/NR/AA-	443,021

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Queens Health System) Series A
1,105,000	5.000%, 07/01/23	A1/AA-/NR	1,182,538
4,725,000	5.000%, 07/01/24	A1/AA-/NR	5,253,775
3,120,000	5.000%, 07/01/25	A1/AA-/NR	3,593,366
1,715,000	5.000%, 07/01/26	A1/AA-/NR	1,971,993
2,400,000	5.000%, 07/01/27	A1/AA-/NR	2,755,152
850,000	5.000%, 07/01/28	A1/AA-/NR	974,831
15,520,000	5.000%, 07/01/35	A1/AA-/NR	17,660,829

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Senior Living Revenue, Kahala Nui)
3,575,000	5.125%, 11/15/32	NR/NR/A	3,692,761
	Total Medical		45,754,548

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Transportation (10.6%)
	State of Hawaii Harbor System, Series 2020A, AMT
$ 1,000,000	4.000%, 07/01/33	Aa3/NR/AA-	$ 1,200,340
10,000,000	4.000%, 07/01/36	Aa3/NR/AA-	11,937,200
9,000,000	4.000%, 07/01/37	Aa3/NR/AA-	10,720,170

	State of Hawaii Harbor System, Series 2020A, AMT
495,000	4.000%, 07/01/35	Aa3/NR/AA-	592,094

	State of Hawaii Harbor System, Series 2020C
200,000	5.000%, 07/01/29	Aa3/NR/AA-	257,222
200,000	4.000%, 07/01/34	Aa3/NR/AA-	242,286
560,000	4.000%, 07/01/37	Aa3/NR/AA-	674,430
875,000	4.000%, 07/01/38	Aa3/NR/AA-	1,051,986

	State of Hawaii Highway Revenue, Series A
1,000,000	5.000%, 01/01/25	Aa2/AA+/AA	1,113,500
1,000,000	5.000%, 01/01/26	Aa2/AA+/NR	1,175,630
5,000,000	5.000%, 01/01/27	Aa2/AA+/AA	5,968,400
5,000,000	5.000%, 01/01/30	Aa2/AA+/AA	5,924,500
2,200,000	5.000%, 01/01/31	Aa2/AA+/NR	2,784,364
4,750,000	4.000%, 01/01/31	Aa2/AA+/AA	5,407,828
3,040,000	5.000%, 01/01/32	Aa2/AA+/AA	3,040,000
1,000,000	5.000%, 01/01/32	Aa2/AA+/NR	1,262,290

	State of Hawaii Highway Revenue, Series B
1,340,000	5.000%, 01/01/27	Aa2/AA+/AA	1,599,531

	State of Hawaii Highway Revenue, Series 2021
2,000,000	5.000%, 01/01/33	Aa2/AA+/NR	2,642,000
3,000,000	5.000%, 01/01/34	Aa2/AA+/NR	3,956,520
1,010,000	5.000%, 01/01/35	Aa2/AA+/NR	1,329,170
3,000,000	5.000%, 01/01/39	Aa2/AA+/NR	3,913,950
	Total Transportation		66,793,411

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Utility (5.0%)
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series A, AMT
$11,360,000	3.100%, 05/01/26	Baa1/NR/A-	$12,330,712

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series B, AMT
4,000,000	4.000%, 03/01/37	Baa1/NR/A-	4,430,440

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series 2015
6,300,000	3.200%, 07/01/39	Baa1/NR/A-	6,885,585

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series 2015, AMT
500,000	3.250%, 01/01/25	Baa1/NR/A-	533,550

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series 2019, AMT
7,000,000	3.500%, 10/01/49	Baa1/NR/A-	7,287,070
	Total Utility		31,467,357

	Water & Sewer (7.8%)
	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series A
1,000,000	5.000%, 07/01/23	Aa2/NR/AA+	1,071,100
1,030,000	5.000%, 07/01/24	Aa2/NR/AA+	1,146,627
1,795,000	5.000%, 07/01/26	Aa2/NR/AA+	1,995,412

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series 2020A
500,000	5.000%, 07/01/27	NR/AAA/AA+	614,105
1,565,000	5.000%, 07/01/33	NR/AAA/AA+	2,046,613
2,105,000	4.000%, 07/01/36	NR/AAA/AA+	2,559,427
1,890,000	4.000%, 07/01/37	NR/AAA/AA+	2,293,024
2,060,000	4.000%, 07/01/39	NR/AAA/AA+	2,490,190

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series 2021A
500,000	5.000%, 07/01/32	NR/AAA/AA+	673,350
525,000	5.000%, 07/01/33	NR/AAA/AA+	705,663
35,000	4.000%, 07/01/39	NR/AAA/AA+	43,115
2,565,000	4.000%, 07/01/46	NR/AAA/AA+	3,112,935

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2015B
2,000,000	5.000%, 07/01/24	Aa2/NR/AA	2,229,120
2,095,000	5.000%, 07/01/25	Aa2/NR/AA	2,423,098

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Water & Sewer (continued)
	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2016A
$2,085,000	5.000%, 07/01/34	Aa2/NR/AA	$2,460,404

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2016B
635,000	5.000%, 07/01/35	Aa2/NR/AA	748,716

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2018A
6,000,000	5.000%, 07/01/36	Aa2/NR/AA	7,331,460

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2019A
2,000,000	5.000%, 07/01/24	Aa2/NR/AA	2,229,120
3,000,000	4.000%, 07/01/30	Aa2/NR/AA	3,632,610

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2019B
1,000,000	4.000%, 07/01/34	Aa2/NR/AA	1,199,590
900,000	4.000%, 07/01/38	Aa2/NR/AA	1,072,305

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2015A
4,000,000	5.000%, 07/01/25	Aa3/NR/AA-	4,618,920

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2019A
1,375,000	3.000%, 07/01/26	Aa3/NR/AA-	1,515,828
1,050,000	3.000%, 07/01/27	Aa3/NR/AA-	1,167,863
	Total Water & Sewer		49,380,595

	Other (1.1%)
	Hawaii State Department of Hawaiian Home Lands, Series 2017
925,000	5.000%, 04/01/22	A1/NR/NR	935,813
600,000	5.000%, 04/01/23	A1/NR/NR	634,674
500,000	5.000%, 04/01/24	A1/NR/NR	550,025
945,000	5.000%, 04/01/26	A1/NR/NR	1,114,382
905,000	5.000%, 04/01/29	A1/NR/NR	1,084,525
840,000	5.000%, 04/01/30	A1/NR/NR	1,001,851

	Hawaii State Department of Hawaiian Home Lands, COP (Kapolei Office Facility), 2017 Series A
330,000	5.000%, 11/01/24	Aa3/NR/NR	371,059
145,000	5.000%, 11/01/25	Aa3/NR/NR	168,741
1,115,000	5.000%, 11/01/27	Aa3/NR/NR	1,374,304
	Total Other		7,235,374
	Total Revenue Bonds		257,582,424

Principal Amount	Pre-Refunded\Escrowed to Maturity Bonds (18.6%)††	Ratings Moody's, S&P and Fitch	Value	(a)
	Pre-Refunded\Escrowed to Maturity General Obligation Bonds (9.6%)
	City & County (4.5%)
	City and County of Honolulu, Hawaii, Series A, Prerefunded to 11/01/22 @100
$2,000,000	5.000%, 11/01/26	Aa1/NR/NR	$2,079,780
5,000,000	5.000%, 11/01/27	Aa1/NR/NR	5,199,450
5,000,000	5.000%, 11/01/31	Aa1/NR/NR	5,199,450
5,000,000	5.000%, 11/01/32	Aa1/NR/NR	5,199,450

	County of Hawaii, Series A, Prerefunded to 09/01/22 @100
1,500,000	5.000%, 09/01/30	Aa2/AA/AA+	1,547,880

	County of Hawaii, 2013-Series A, Prerefunded to 09/01/22 @100
500,000	5.000%, 09/01/23	Aa2/AA/AA+	515,960
1,000,000	5.000%, 09/01/25	Aa2/AA/AA+	1,031,920
1,000,000	5.000%, 09/01/27	Aa2/AA/AA+	1,031,920
1,000,000	5.000%, 09/01/28	Aa2/AA/AA+	1,031,920

	County of Kauai, Hawaii, Refunding, Series A
1,300,000	4.000%, 08/01/24	Aa2/AA/NR	1,328,821
970,000	3.000%, 08/01/25	Aa2/AA/NR	985,821
615,000	3.000%, 08/01/26	Aa2/AA/NR	625,031
2,280,000	4.500%, 08/01/28	Aa2/AA/NR	2,337,114
345,000	5.000%, 08/01/29	Aa2/AA/NR	354,632
	Total City & County		28,469,149

	State (5.1%)
	State of Hawaii, Series EE
2,915,000	5.000%, 11/01/25	Aa2/AA+/AA	3,031,279

	State of Hawaii, Series EE, Prerefunded to 11/01/22 @100
80,000	5.000%, 11/01/24	Aa2/AA+/NR	83,191
45,000	5.000%, 11/01/24	NR/NR/NR*	46,795
2,385,000	5.000%, 11/01/25	NR/NR/NR*	2,480,138
40,000	5.000%, 11/01/26	NR/NR/NR*	41,596
70,000	5.000%, 11/01/27	NR/NR/NR*	72,792
220,000	5.000%, 11/01/27	Aa2/AA+/NR	228,776

	State of Hawaii, Series EF
3,000,000	5.000%, 11/01/24	Aa2/AA+/AA	3,119,670

	State of Hawaii, Series EH
4,170,000	5.000%, 08/01/25	Aa2/AA+/AA	4,481,624

	State of Hawaii, Series EH
5,000	5.000%, 08/01/30	NR/NR/NR*	5,374

	State of Hawaii, Series EH
500,000	5.000%, 08/01/30	NR/NR/NR*	537,365

	State of Hawaii, Series EH, Prerefunded to 08/01/23 @100
1,800,000	5.000%, 08/01/27	Aa2/AA+/NR	1,934,514

Principal Amount	Pre-Refunded\Escrowed to Maturity General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	State (continued)
	State of Hawaii, Series EO
$590,000	5.000%, 08/01/27	NR/NR/NR*	$659,561
265,000	5.000%, 08/01/28	NR/NR/NR*	296,244
570,000	5.000%, 08/01/29	NR/NR/NR*	637,203

	State of Hawaii, Series EP, Refunding
5,280,000	5.000%, 08/01/25	Aa2/AA+/AA	5,909,746
5,300,000	5.000%, 08/01/26	Aa2/AA+/AA	5,932,131

	State of Hawaii, Series ET
2,070,000	5.000%, 10/01/30	Aa2/AA+/AA	2,417,450
	Total State		31,915,449
	Total Pre-Refunded\Escrowed to Maturity General Obligation Bonds		60,384,598

	Pre-Refunded\Escrowed to Maturity Revenue Bonds (9.0%)
	Transportation (2.2%)
	State of Hawaii Highway Revenue, Series A, Prerefunded to 01/01/22 @100
6,000,000	5.000%, 01/01/28	Aa2/AA+/NR	6,000,000
4,140,000	5.000%, 01/01/29	Aa2/AA+/NR	4,140,000
3,980,000	5.000%, 01/01/30	Aa2/AA+/NR	3,980,000
	Total Transportation		14,120,000

	Water & Sewer (6.8%)
	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A
4,795,000	4.500%, 07/01/29	Aa2/NR/AA+	4,897,853
4,955,000	4.500%, 07/01/30	Aa2/NR/AA+	5,061,285
5,020,000	5.000%, 07/01/31	Aa2/NR/AA+	5,140,028
3,040,000	5.000%, 07/01/32	Aa2/NR/AA+	3,112,686
3,495,000	5.000%, 07/01/33	Aa2/NR/AA+	3,578,565

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series A
875,000	5.000%, 07/01/27	Aa2/NR/AA+	976,168
1,750,000	5.000%, 07/01/28	Aa2/NR/AA+	1,952,335

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series 2014A
360,000	5.000%, 07/01/29	Aa2/NR/AA+	401,623

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012A, Prerefunded to 07/01/22 @100
1,000,000	5.000%, 07/01/30	Aa2/NR/NR	1,023,910
1,000,000	5.000%, 07/01/31	Aa2/NR/NR	1,023,910
1,500,000	5.000%, 07/01/32	Aa2/NR/NR	1,535,865
2,500,000	5.000%, 07/01/42	Aa2/NR/NR	2,559,775

Principal Amount	Pre-Refunded\Escrowed to Maturity Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Water & Sewer (continued)
	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012B
$2,000,000	4.000%, 07/01/28	Aa2/NR/NR	$2,037,740
3,000,000	4.000%, 07/01/30	Aa2/NR/NR	3,056,610

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2015B
2,150,000	5.000%, 07/01/30	Aa2/NR/AA	2,489,141
3,700,000	5.000%, 07/01/31	Aa2/NR/AA	4,283,638
	Total Water & Sewer		43,131,132
	Total Pre-Refunded\Escrowed to Maturity Revenue Bonds		57,251,132
	Total Pre-Refunded\Escrowed to Maturity Bonds		117,635,730
	Total Municipal Bonds (cost $586,909,450)		612,755,290

Shares	Short-Term Investment (1.5%)
9,110,196	Dreyfus Government Cash Management - Institutional Shares, 0.03%** (cost $9,110,196)	Aaa-mf/AAAm/NR	9,110,196

	Total Investments (cost $596,019,646-note b)	98.5%	621,865,486
	Other assets less liabilities	1.5	9,329,509
	Net Assets	100.0%	$ 631,194,995

		Percent of
	Portfolio Distribution By Quality Rating	Investments †
	Aaa and Aaa-mf of Moody's or AAA of S&P and AAAm of S&P	3.8%
	Pre-Refunded Bonds††	18.9
	Aa of Moody's or AA of S&P or Fitch	66.8
	A of Moody's or S&P or Fitch	10.1
	BBB of S&P	0.4
		100.0%

PORTFOLIO ABBREVIATIONS:
AMT - Alternative Minimum Tax
COP - Certificates of Participation
FHLMC - Federal Home Loan Mortgage Corp.
NR - Not Rated

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.
**	The rate is an annualized seven-day yield at period end.
†	Where applicable, calculated using the highest rating of the three NRSRO.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

Hawaiian Tax-Free Trust

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At December 31, 2021, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $596,019,646 amounted to $25,845,840 which consisted of aggregate gross unrealized appreciation of $25,927,807 and aggregate gross unrealized depreciation of $81,967.

(c)	Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2021:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$9,110,196
Level 2 – Other Significant Observable Inputs - Municipal Bonds	612,755,290
Level 3 – Significant Unobservable Inputs	—
Total	$621,865,486

+ See schedule of investments for a detailed listing of securities.